Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest And Finance Costs
Interest and Finance Costs

14. Interest and Finance Costs:

The amounts in the accompanying Consolidated Statements of Comprehensive Income/(Loss) are analyzed as follows:

	Year ended December 31,
	2021	2022	2023
Interest on long-term debt (Note 8)	$2,628	$3,698	$5,483
Interest on promissory note (Note 3)	335	450	69
Amortization of financing costs	247	303	247
Financing fees and charges	75	(10)	36
Total	$3,285	$4,441	$5,835